ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses

	March 31, 2014	December 31, 2013
	(unaudited)

Accounts payable	$8,000	$19,638
Payroll related liabilities	4,707	26,069
Other current liabilities	3,824	4,803

	$16,531	$50,510

Due to Related Parties	$960	$16,175

	2013	2012

Accounts payable	$19,638	$67,403
Payroll related liabilities	26,069	5,869
Other current liabilities	4,803	16,776

Total Accrued Payable and Accrued Expenses	$50,510	$90,048

Due to Related Parties	$16,175	$13,560